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VIA EDGAR



                                 August 6, 2004



Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Variable Annuity Account Five ("Registrant")
        AIG SunAmerica Life Assurance Company ("Depositor")
        File No. 333-92396 and 811-07727

Ladies and Gentlemen:

        Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated August 2, 2004, for Variable Annuity Account Five (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information submitted in Post Effective Amendment Nos. 7 and 8 under the Securities Act of 1933 and the Investment Act of 1940, respectively, to the above-mentioned Separate Account Registration Statement on Form N-4 filed with the Securities and Exchange Commission on July 20, 2004, via EDGAR.

        Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6544.

                                            Very truly yours,


                                            /s/ PETTY ZAHAVAH GOODMAN

                                            Petty Zahavah Goodman
                                            Director, Legal Department